Concentration of Investments (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fidelity Growth Company Commingled Pool
EBP, Risk and Uncertainty [Line Items]
Total assets	$ 326,726,877	$ 276,398,764
Percent of total investments	14.00%	14.00%
Fidelity Total Market Index Fund
EBP, Risk and Uncertainty [Line Items]
Total assets	$ 0	$ 216,193,691
Percent of total investments	0.00%	11.00%
Spartan Total Market Index Pool
EBP, Risk and Uncertainty [Line Items]
Total assets	$ 234,783,134	$ 0
Percent of total investments	10.00%	0.00%
NiSource Stock Fund
EBP, Risk and Uncertainty [Line Items]
Total assets	$ 240,386,845	$ 223,369,418
Percent of total investments	10.00%	11.00%